UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	October 31, 2001

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total: $609,535
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Duke Energy Corporation $2.0625	CORP UNITS   264399585	"1,841"	 "70,000"	SH	Sole	"70,000"	0	0
Equity Office Properties $2.625	PFDCVB 5.25% 294741509	"3,613"	 "75,500"	SH	Sole	"75,500"	0	0
Golden State	          WT EXP  000000     381197136	46	 "60,100"	SH	Sole	"60,100"	0	0
McleoudUSA Inc.	          CL  A	             582266102	76	 "98,686"	SH	Sole	"98,686"	0	0
McLeodUSA Inc. $16.875	PFD CONV  6.75%	     582266201	"3,770"	 "101,900"	SH	Sole	"101,900"	0	0
"Metromedia Int'l Group, Inc.$3.625 PFD CONV 591695200	"5,881"	 "712,800"	SH	Sole	"712,800"	0	0
National Australia Bank $1.96875 CAP UTS EX  632525309	"12,528" "465,200"	SH	Sole	"465,200"	0	0
Simon Property Group Inc. $6.50	PFD CVB 6.50%828806406	"33,591" "436,420"	SH	Sole	"436,420"	0	0
Sovereign Capital Trust $3.750 UNITEX 111229 845905306	"6,089"	 "104,400"	SH	Sole	"104,400"	0	0
CNF Trust I $2.500	TECONS SER A	     12612V205	"2,511"	 "65,680"	SH	Sole	"65,680"	0	0
Ceyoniq AG	SPONSORED ADR	             15721M107	"1,315"	 "394,908"	SH	Sole	"394,908"	0	0
Freeport McMoran (Class A) $1.75 PFD CV0.05  35671D501	514	 "31,450"	SH	Sole	"31,450"	0	0
TVX Gold Inc.	COM NEW	                     87308K200	927	 "1,891,006"	SH	Sole	"1,891,006"	0	0
Vodafone Group PLC (ADR) SPONSORED ADR	     92857W100	417	 "19,000"	SH	Sole	"19,000"	0	0
Loral Space & Comm $3.00 (Ser. C)PFD CONVC6% G56462149	"4,627"	 "521,400"	SH	Sole	"521,400"	0	0
AES Corporation	JR SBDB CV4.5%05	     00130HAN5	"9,645"	 "12,000,000"	PRN	Sole	        0	0	0
"Action Performance Companie SB NT CV4.75%05 004933AB3	"7,680"	 "9,600,000"	PRN	Sole	        0	0	0
Advanced Energy Industries SB NT CV 144A  06 007973AB6	"4,325"	 "5,000,000"	PRN	Sole	        0	0	0
"Aether Systems, Inc."	SUB NT CV  6%05	     00808VAA3	"1,710"	 "3,000,000"	PRN	Sole	        0	0	0
Affiliated Computer Services SUB NTCV 3.5%06 008190AF7	"34,690" "30,035,000"	PRN	Sole		0	0	0
Affiliated Managers Group	LYON ZERO 21 008252AC2	"11,584" "12,800,000"	PRN	Sole		0	0	0
"Affymetrix, Inc."	SB NT CV  5%06	     00826TAB4	"1,018"	 "1,500,000"	PRN	Sole		0	0	0
At Home Corp.	SUB NT CV4.75%06	     045919AF4	75	 "750,000"	PRN	Sole		0	0	0
Asyst Technologies SUB NT CV 144A08          04648XAA5	"3,440"	 "4,000,000"	PRN	Sole		0	0	0
"BISYS Group, Inc."	SB NT CV  4%06       055472AB0	"8,256"	 "7,900,000"	PRN	Sole		0	0	0
"Barnes & Noble, Inc."	SUB NT CV5.25%09     067774AD1	"7,021"	 "5,300,000"	PRN	Sole		0	0	0
Brightpoint Inc.	SB LYON ZERO  18     109473AC2	"4,510"	 "11,000,000"	PRN	Sole		0	0	0
Casual Male Corp.	SUB NT CONV  7%02    057232AA8	787	 "3,025,000"	PRN	Sole		0	0	0
CKE Restaurants Inc.	SB NT CV 4.25%04     12561EAB1	"1,595"	 "2,200,000"	PRN	Sole		0	0	0
CV Therapeutics	SUB NT CV4.75%07	     126667AB0	"5,477"	 "6,550,000"	PRN	Sole		0	0	0
"Cell Therapeutic, Inc. SUB NT CV 144A08     150934AA5	"1,875"	 "2,000,000"	PRN	Sole		0	0	0
Cephalon Inc.	SB NT CV 5.25%06 ADDED	     156708AC3	"7,310"	 "8,000,000"	PRN	Sole		0	0	0
"Charter Communications SUB NTCV5.75%05	     16117MAB3	"4,307"	 "5,100,000"	PRN	Sole		0	0	0
Checkpoint Systems Inc.	SB DB CV 5.25%05     162825AB9	731	 "900,000"	PRN	Sole		0	0	0
Commscope Inc.	SB NT CV  4%06 	             203372AB3	"16,884" "21,440,000"	PRN	Sole		0	0	0
Conexant Systems 	SUB NT CONV 4%07     207142AF7	352	 "650,000"	PRN	Sole		0	0	0
"COR Therapeutics, Inc." SUB NT CV 5%07	     217753AD4	"5,355"	 "6,020,000"	PRN	Sole		0	0	0
ETrade Group Inc.	SUB NT CV 6%07	     269246AB0	"6,141"	 "9,925,000"	PRN	Sole		0	0	0
Financial Federal Corp SUB NT CV 4.5%05	     317492AC0	"3,988"	 "4,135,000"	PRN	Sole		0	0	0
First Data Corporation	SR CV DBT SEC 08     319963AD6	"30,420" "29,735,000"	PRN	Sole		0	0	0
Four Seasons	LYON ZERO CPN 29	     35100EAD6	"11,591" "41,490,000"	PRN	Sole		0	0	0
Genzyme Corp.	SB DEB CV  3%21 ADDED	     372917AK0	"5,809"	 "6,100,000"	PRN	Sole		0	0	0
Gilead Sciences	SUB NT CV  5%07	             375558AB9	"9,972"	 "7,400,000"	PRN	Sole		0	0	0
"GlobeSpan, Inc."	SUB NT CV5.25%06     379571AB8	"1,283"	 "2,000,000"	PRN	Sole		0	0	0
Hewlett-Packard Co.	SB LYON ZERO 17	     428236AC7	"5,475"	 "12,100,000"	PRN	Sole		0	0	0
Ibasis Inc.	SB NT CV 5.75%05	     450732AA0	428	 "2,380,000"	PRN	Sole		0	0	0
Internet Capital Group Inc. SUB NT CV 5.5%04 46059CAA4	"1,511"	 "6,790,000"	PRN	Sole		0	0	0
Interpublic Group Cos.	SB NT CV 1.8%04	     460690AF7	"1,537"	 "1,785,000"	PRN	Sole		0	0	0
Intevac Inc.	SB NT CV 6.5%04	             461148AC2	"2,826"	 "4,710,000"	PRN	Sole		0	0	0
Kellstrom Industries	SB NT CV 5.75%02     488035AC0	"1,914"	 "10,075,000"	PRN	Sole		0	0	0
Kellstrom Industries	SB NT CV 5.5%03	     488035AE6	351	 "2,510,000"	PRN	Sole		0	0	0
Kerr McGee Corp.	SB DB CV 5.25%10     492386AP2	"28,572" "26,050,000"	PRN	Sole		0	0	0
LSI Logic	SB NT CV 4.25%04	     502161AD4	"4,087"	 "4,000,000"	PRN	Sole		0	0	0
L-3 Communications Holdings SR SB CV 5.25%09 502424AB0	"3,840"	 "3,000,000"	PRN	Sole		0	0	0
Lamar Advertising	NT CV 5.25%06	     512815AF8	"2,781"	 "3,000,000"	PRN	Sole		0	0	0
Lattice Semiconductor Co SUB NT CV 4.75%06   518415AC8	"2,522"	  "2,500,000"	PRN	Sole		0	0	0
Lennar Corporation	SR DB CV ZRO  18     526057AA2	"9,903"	 "17,470,000"	PRN	Sole		0	0	0
Magna International Inc. SBDB CV 4.875%05    559222AG9	"5,277"	 "5,310,000"	PRN	Sole		0	0	0
Manugistics Group Inc.	SUB NT CONV 5%07     565011AB9	678	 "1,200,000"	PRN	Sole		0	0	0
Masco Corp.	SR NT CV ZERO 31 ADDED	     574599AW6	"4,785"	 "12,000,000"	PRN	Sole		0	0	0
Mediacom Communications SR NT CV 5.25%06     58446KAA3	"5,177"	 "5,500,000"	PRN	Sole		0	0	0
Merrill Lynch	LYON ZERO 31	             590188A65	"7,663"	 "15,500,000"	PRN	Sole		0	0	0
PSINET Inc.	SB NT CV 2.94%04	     59133PAA8	550	 "2,000,000"	PRN	Sole		0	0	0
Nortel Networks Corp. GTD SR CV 144A08       656568AA0	"34,135" "40,535,000"	PRN	Sole		0	0	0
ONI Systems Corp.	SUB NT CV  5%05	     68273FAA1	625	 "1,000,000"	PRN	Sole		0	0	0
Orix Corporation	NT CONV  0.375%05    686330AA9	478	 "50,000,000"	PRN	Sole		0	0	0
Personnel Group	SB NT CV 5.75%04	     715338AE9	"11,095" "27,061,000"	PRN	Sole		0	0	0
Province Healthcare Co.	SB NT CV  4.5%05     743977AC4	"8,816"	 "7,600,000"	PRN	Sole		0	0	0
Providian Financial Corp. SR NT CV  3.25%05  74406AAA0	398	 "600,000"	PRN	Sole		0	0	0
Quadramed Corporation	SB DB CV  5.25%05    74730WAC5	"7,425"	 "10,570,000"	PRN	Sole		0	0	0
Reptron Electronics Inc. SB NT CV  6.75%04   76026WAA7	454	 "840,000"	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd.	LYON ZERO 21 780153AK8	"10,109" "36,760,000"	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd. SR NT CV ZERO21 780153AM4	"16,026" "52,760,000"	PRN	Sole		0	0	0
"School Specialty, Inc. SB NT CV 144A 08     807863AB1	"8,068"	 "7,000,000"	PRN	Sole		0	0	0
Seacor Holdings Inc.	SUB NT CV 5.375%06   811904AE1	"1,931"	 "2,093,000"	PRN	Sole		0	0	0
Semtech Corp.	SUB NT CV 4.5%07	     816850AD3	"3,106"	 "3,300,000"	PRN	Sole		0	0	0
"Sepracor, Inc."	SUB DB CONV 7%05     817315AH7	"3,119"	 "3,775,000"	PRN	Sole		0	0	0
"Sepracor, Inc."	SB DEB CONV 5%07     817315AL8	"1,286"	 "1,920,000"	PRN	Sole		0	0	0
Service Corp. International SUB NT CV6.75%08 817565AU8	"13,489" "12,000,000"	PRN	Sole		0	0	0
Shaw Group	LYON   21   ADDED	     820280AC9	295	 "550,000"	PRN	Sole		0	0	0
Solectron Corp.	SR LYON ZERO  20	     834182AK3	"11,463" "23,100,000"	PRN	Sole		0	0	0
Solectron Corp.	LYON ZERO CPN 20	     834182AL1	"18,105" "45,980,000"	PRN	Sole		0	0	0
SpaceHab Inc.	SUB NT CONV 8%07	     846243AC7	150	 "250,000"	PRN	Sole		0	0	0
Standard Motor Products	SB DB CV  6.75%09    853666AB1	"7,526"	 "11,160,000"	PRN	Sole		0	0	0
Telefonos de Mexico	SR DB CV  4.25%04    879403AD5	"9,888"	 "8,240,000"	PRN	Sole		0	0	0
TranSwitch Corporation	NT CONV  4.5%05	     894065AB7	"2,844"	 "4,070,000"	PRN	Sole		0	0	0
Cadbury Schweppes PLC	SB DB CV ZRO  18     895927AB7	"18,628" "51,925,000"	PRN	Sole		0	0	0
US Internetworking Inc.	SUB NT CV  7%04	     917311AH5	700	 "4,000,000"	PRN	Sole		0	0	0
Verizon Communications Inc. DB CV ZRO 144A21 92343VAA2	"4,648"	 "8,375,000"	PRN	Sole		0	0	0
Waste Connections	SB NT CV  5.5%06     941053AB6	"4,523"	 "4,500,000"	PRN	Sole		0	0	0
Wellpoint Health Network SB DB CV ZRO  19    94973HAA6	"34,753" "42,125,000"	PRN	Sole		0	0	0

COLUMN TOTALS			                       "609,535"
